Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Software	13,305	14,541	2,344
Operating rights for licensed games	—	10,499	1,692
Domain name	54	54	9
Total	13,359	25,094	4,045
Less: accumulated amortization	(5,440)	(10,181)	(1,641)
Net book value	7,919	14,913	2,404